Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	Dec. 31, 2024
Computer and Electronic Equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Office Building [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Software [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Leasehold Improvements [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Over the shorter of the remaining lease term or estimated useful life
Minimum [Member] | Furniture and Office Equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Maximum [Member] | Furniture and Office Equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years